Segment Information (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets, Total	$ 211,355	$ 202,927
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets, Total	196,276	173,572
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets, Total	$ 15,079	$ 29,355